Revenue	12 Months Ended
Dec. 31, 2021
Revenue
Revenue

5       Revenue

	2021	2020	2019
Aeronautical revenue	262,809	219,995	723,996
Non aeronautical revenue
Commercial revenue	362,087	259,713	481,900
Construction service revenue	79,760	125,778	350,264
Other revenue	2,257	1,870	2,480
Revenue	706,913	607,356	1,558,640

Timing of revenue recognition
Over time	560,834	500,049	1,301,019
At a point in time	28,126	14,105	48,456
Revenues accounted for under IFRS 16	117,953	93,202	209,165
Revenue	706,913	607,356	1,558,640